BLACKROCK BOND FUND, INC.
BlackRock Total Return Fund
(the “Fund”)
Supplement dated May 8, 2012 to the
Service Shares Prospectus, dated January 27, 2012
Effective immediately, the following changes are made to the Fund’s Prospectus:
The section of the Prospectus captioned “Fund Overview — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Shareholder Fees	Service
(fees paid directly from your investment)	Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses	Service
(expenses that you pay each year as a percentage of the value of your investment)[1]	Shares
Management Fee[2]	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.68%
Interest Expense	0.45%
Other Expenses	0.23%
Other Expenses of the Subsidiary[3]	—
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.38%
Fee Waivers and/or Expense Reimbursements[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements[2]	1.31%
1	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).

2	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.07% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.37% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.44%. However, BlackRock has contractually agreed to waive the Fund’s management fee in the amount of the Fund’s share of the management fee paid by the Master Portfolio for as long as the Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock receives a fee from the Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Fund’s average daily net assets. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 24, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.85% of average daily net assets until February 1, 2013. These contractual agreements may be terminated upon 90 days’ notice by a majority of the independent directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

3	The BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Year	5 Year	10 Year
Service Shares	$133	$415	$718	$1,579
The section of the Prospectus captioned “Fund Overview — Principal Investment Strategies of the Fund” is amended to add the following:
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing, through the Master Portfolio, up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Master Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments.
The section of the Prospectus captioned “Fund Overview — Principal Risks of Investing in the Fund” is amended to add the following:
  Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
  Subsidiary Risk — By indirectly investing in the Subsidiary through its investment in the Master Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Master Portfolio (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Master Portfolio wholly owns and controls the Subsidiary, and the Master Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000276463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 8, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 8, 2012
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Supplement [Text Block]	bbfi1_SupplementTextBlock
BLACKROCK BOND FUND, INC.
BlackRock Total Return Fund
(the “Fund”)
Supplement dated May 8, 2012 to the
Service Shares Prospectus, dated January 27, 2012
Effective immediately, the following changes are made to the Fund’s Prospectus:
The section of the Prospectus captioned “Fund Overview — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Shareholder Fees	Service
(fees paid directly from your investment)	Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses	Service
(expenses that you pay each year as a percentage of the value of your investment)[1]	Shares
Management Fee[2]	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.68%
Interest Expense	0.45%
Other Expenses	0.23%
Other Expenses of the Subsidiary[3]	—
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.38%
Fee Waivers and/or Expense Reimbursements[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements[2]	1.31%
1	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).

2	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.07% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.37% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.44%. However, BlackRock has contractually agreed to waive the Fund’s management fee in the amount of the Fund’s share of the management fee paid by the Master Portfolio for as long as the Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock receives a fee from the Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Fund’s average daily net assets. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 24, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.85% of average daily net assets until February 1, 2013. These contractual agreements may be terminated upon 90 days’ notice by a majority of the independent directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

3	The BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Year	5 Year	10 Year
Service Shares	$133	$415	$718	$1,579
The section of the Prospectus captioned “Fund Overview — Principal Investment Strategies of the Fund” is amended to add the following:
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing, through the Master Portfolio, up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Master Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments.
The section of the Prospectus captioned “Fund Overview — Principal Risks of Investing in the Fund” is amended to add the following:
  Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
  Subsidiary Risk — By indirectly investing in the Subsidiary through its investment in the Master Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Master Portfolio (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Master Portfolio wholly owns and controls the Subsidiary, and the Master Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.

BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbfi1_SupplementTextBlock
BLACKROCK BOND FUND, INC.
BlackRock Total Return Fund
(the “Fund”)
Supplement dated May 8, 2012 to the
Service Shares Prospectus, dated January 27, 2012
Effective immediately, the following changes are made to the Fund’s Prospectus:
The section of the Prospectus captioned “Fund Overview — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Shareholder Fees	Service
(fees paid directly from your investment)	Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses	Service
(expenses that you pay each year as a percentage of the value of your investment)[1]	Shares
Management Fee[2]	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.68%
Interest Expense	0.45%
Other Expenses	0.23%
Other Expenses of the Subsidiary[3]	—
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.38%
Fee Waivers and/or Expense Reimbursements[2]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and /or Expense Reimbursements[2]	1.31%
1	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).

2	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.07% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.37% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.44%. However, BlackRock has contractually agreed to waive the Fund’s management fee in the amount of the Fund’s share of the management fee paid by the Master Portfolio for as long as the Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock receives a fee from the Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Fund’s average daily net assets. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 24, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.85% of average daily net assets until February 1, 2013. These contractual agreements may be terminated upon 90 days’ notice by a majority of the independent directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

3	The BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Year	5 Year	10 Year
Service Shares	$133	$415	$718	$1,579
The section of the Prospectus captioned “Fund Overview — Principal Investment Strategies of the Fund” is amended to add the following:
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing, through the Master Portfolio, up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Master Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments.
The section of the Prospectus captioned “Fund Overview — Principal Risks of Investing in the Fund” is amended to add the following:
  Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
  Subsidiary Risk — By indirectly investing in the Subsidiary through its investment in the Master Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Master Portfolio (see “Commodities Related Investment Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Master Portfolio wholly owns and controls the Subsidiary, and the Master Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund.